Statements of Operations (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
weighted average shares outstanding diluted (in Shares)	11,144,578	25,000,000
Diluted net income per share (in Dollars per share)	$ 0.26	$ 0.37
Common Class B [Member]
weighted average shares outstanding diluted (in Shares)	6,099,398	6,250,000
Diluted net income per share (in Dollars per share)	$ 0.26	$ 0.37